UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2020

Date of reporting period:	5/31/2020

Item 1 – Reports to Stockholders

PGIM JENNISON FINANCIAL SERVICES FUND

SEMIANNUAL REPORT

MAY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Financial Services Fund informative and useful. The report covers performance for the six-month period ended May 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Financial Services Fund

July 15, 2020

PGIM Jennison Financial Services Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 5/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–16.20	–10.08	–0.92	4.92	—
Class B	–16.57	–10.49	–0.81	4.72	—
Class C	–16.54	–6.53	–0.51	4.78	—
Class R	–16.35	–5.25	–0.05	N/A	4.49 (2/3/12)
Class Z	–16.03	–4.56	0.53	5.85	—
Class R6	–16.01	–4.47	N/A	N/A	–5.53 (1/26/18)
S&P Composite 1500 Financials Index
	–21.77	–8.95	5.28	9.03	—
S&P Composite 1500 Index
	–3.12	11.39	9.37	12.90	—

*Not annualized

Average Annual Total Returns as of 5/31/20 Since Inception (%)
	Class R (2/3/12)	Class R6 (1/26/18)
S&P Composite 1500 Financials Index	10.85	–8.17
S&P Composite 1500 Index	12.64	4.57

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

S&P Composite 1500 Financials Index—The S&P Composite 1500 Financials Index is an unmanaged index that comprises those companies included in the S&P Composite 1500, an index that combines the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index, that are classified as members of the GICS financials sector.

S&P Composite 1500 Index—The S&P Composite 1500 Index is an unmanaged index of the stocks of 1,500 US companies, with market capitalizations ranging from small to large. The S&P Composite 1500 Index is a combination of three leading US stock indices: the S&P 500 Index (which measures the performance of US large cap stocks), the S&P MidCap 400 Index (which measures the performance of US mid cap stocks) and the S&P 600 Index (which measures the performance of US small cap stocks) and gives an indication of how the broad US stock market has performed.

PGIM Jennison Financial Services Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 5/31/2020

Ten Largest Holdings	Line of Business	% of Net Assets
Adyen NV (Netherlands), 144A	Data Processing & Outsourced Services	7.9%
JPMorgan Chase & Co.	Diversified Banks	7.4%
Chubb Ltd.	Property & Casualty Insurance	5.8%
Goldman Sachs Group, Inc. (The)	Investment Banking & Brokerage	5.7%
Bank of America Corp.	Diversified Banks	5.6%
FleetCor Technologies, Inc.	Data Processing & Outsourced Services	5.4%
Citigroup, Inc.	Diversified Banks	5.3%
Visa, Inc. (Class A Stock)	Data Processing & Outsourced Services	5.0%
Mastercard, Inc. (Class A Stock)	Data Processing & Outsourced Services	4.7%
PayPal Holdings, Inc.	Data Processing & Outsourced Services	3.8%

Holdings reflect only long-term investments and are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Financial Services Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Financial Services Fund		Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$838.00	1.40%	$6.43
	Hypothetical	$1,000.00	$1,018.00	1.40%	$7.06
Class B	Actual	$1,000.00	$834.30	2.31%	$10.59
	Hypothetical	$1,000.00	$1,013.45	2.31%	$11.63
Class C	Actual	$1,000.00	$834.60	2.16%	$9.91
	Hypothetical	$1,000.00	$1,014.20	2.16%	$10.88
Class R	Actual	$1,000.00	$836.50	1.74%	$7.99
	Hypothetical	$1,000.00	$1,016.30	1.74%	$8.77
Class Z	Actual	$1,000.00	$839.70	1.09%	$5.01
	Hypothetical	$1,000.00	$1,019.55	1.09%	$5.50
Class R6	Actual	$1,000.00	$839.90	1.00%	$4.60
	Hypothetical	$1,000.00	$1,020.00	1.00%	$5.05

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS

Asset Management & Custody Banks 5.3%
Ares Management Corp. (Class A Stock)	17,951	$677,830
Brightsphere Investment Group, Inc.	142,077	1,186,343
KKR & Co., Inc. (Class A Stock)	160,760	4,461,090

		6,325,263

Consumer Finance 5.4%
Capital One Financial Corp.	61,873	4,209,839
SLM Corp.	286,327	2,170,359

		6,380,198

Data Processing & Outsourced Services 27.7%
Adyen NV (Netherlands), 144A*	7,063	9,319,203
Euronet Worldwide, Inc.*	10,517	996,275
FleetCor Technologies, Inc.*	26,491	6,458,241
Mastercard, Inc. (Class A Stock)	18,650	5,611,598
PayPal Holdings, Inc.*	29,220	4,529,392
Visa, Inc. (Class A Stock)(a)	30,603	5,974,930

		32,889,639

Diversified Banks 18.3%
Bank of America Corp.	274,282	6,615,682
Citigroup, Inc.	132,394	6,342,996
JPMorgan Chase & Co.	90,344	8,791,375

		21,750,053

Financial Exchanges & Data 3.6%
S&P Global, Inc.	13,125	4,265,887

Insurance Brokers 3.8%
Marsh & McLennan Cos., Inc.	39,376	4,170,706
Selectquote, Inc.*	13,057	359,329

		4,530,035

Investment Banking & Brokerage 8.3%
Goldman Sachs Group, Inc. (The)	34,418	6,762,793
Houlihan Lokey, Inc.	14,715	889,963

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	9

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Investment Banking & Brokerage (cont’d.)
Moelis & Co. (Class A Stock)	37,373	$1,256,854
TD Ameritrade Holding Corp.	24,240	903,425

		9,813,035

Life & Health Insurance 3.7%
MetLife, Inc.	122,092	4,396,533

Mortgage REITs 0.9%
Starwood Property Trust, Inc.	81,771	1,084,283

Property & Casualty Insurance 7.6%
Axis Capital Holdings Ltd.	57,624	2,163,205
Chubb Ltd.	56,262	6,860,588

		9,023,793

Regional Banks 9.8%
Ameris Bancorp	40,111	971,889
BankUnited, Inc.	35,443	654,987
First Foundation, Inc.	41,841	623,431
Independent Bank Corp.	8,765	608,904
Pinnacle Financial Partners, Inc.	29,848	1,189,443
PNC Financial Services Group, Inc. (The)	33,207	3,786,926
Seacoast Banking Corp. of Florida*	47,413	1,031,233
Truist Financial Corp.	74,027	2,722,713

		11,589,526

Reinsurance 3.5%
RenaissanceRe Holdings Ltd. (Bermuda)	25,031	4,201,704

TOTAL LONG-TERM INVESTMENTS (cost $99,943,987)		116,249,949

SHORT-TERM INVESTMENTS 5.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	937,030	937,030

See Notes to Financial Statements.

10

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $5,354,495; includes $5,351,420 of cash collateral for securities on loan)(b)(w)	5,357,730	$5,358,266

TOTAL SHORT-TERM INVESTMENTS (cost $6,291,525)		6,295,296

TOTAL INVESTMENTS 103.2% (cost $106,235,512)		122,545,245
Liabilities in excess of other assets (3.2)%		(3,796,959)

NET ASSETS 100.0%		$118,748,286

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,271,480; cash collateral of $5,351,420 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Asset Management & Custody Banks	$6,325,263	$—	$—
Consumer Finance	6,380,198	—	—
Data Processing & Outsourced Services	23,570,436	9,319,203	—

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Diversified Banks	$21,750,053	$—	$—
Financial Exchanges & Data	4,265,887	—	—
Insurance Brokers	4,530,035	—	—
Investment Banking & Brokerage	9,813,035	—	—
Life & Health Insurance	4,396,533	—	—
Mortgage REITs	1,084,283	—	—
Property & Casualty Insurance	9,023,793	—	—
Regional Banks	11,589,526	—	—
Reinsurance	4,201,704	—	—
Affiliated Mutual Funds	6,295,296	—	—

Total	$113,226,042	$9,319,203	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2020 were as follows:

Data Processing & Outsourced Services	27.7%
Diversified Banks	18.3
Regional Banks	9.8
Investment Banking & Brokerage	8.3
Property & Casualty Insurance	7.6
Consumer Finance	5.4
Asset Management & Custody Banks	5.3
Affiliated Mutual Funds (4.5% represents investments purchased with collateral from securities on loan)	5.3
Insurance Brokers	3.8
Life & Health Insurance	3.7%
Financial Exchanges & Data	3.6
Reinsurance	3.5
Mortgage REITs	0.9

103.2
Liabilities in excess of other assets	(3.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

12

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$5,271,480	$(5,271,480)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	13

Statement of Assets and Liabilities (unaudited)

as of May 31, 2020

Assets
Investments at value, including securities on loan of $5,271,480:
Unaffiliated investments (cost $99,943,987)	$116,249,949
Affiliated investments (cost $6,291,525)	6,295,296
Receivable for Fund shares sold	1,832,585
Receivable for investments sold	885,884
Dividends receivable	203,708
Tax reclaim receivable	42,532
Prepaid expenses and other assets	301

Total Assets	125,510,255

Liabilities
Payable to broker for collateral for securities on loan	5,351,420
Payable for investments purchased	929,361
Payable for Fund shares reacquired	277,117
Accrued expenses and other liabilities	95,380
Management fee payable	67,845
Distribution fee payable	28,319
Affiliated transfer agent fee payable	10,229
Directors’ fees payable	2,298

Total Liabilities	6,761,969

Net Assets	$118,748,286

Net assets were comprised of:
Common stock, at par	$89,752
Paid-in capital in excess of par	107,990,413
Total distributable earnings (loss)	10,668,121

Net assets, May 31, 2020	$118,748,286

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($63,507,214 ÷ 4,782,336 shares of common stock issued and outstanding)	$13.28
Maximum sales charge (5.50% of offering price)	0.77

Maximum offering price to public	$14.05

Class B
Net asset value, offering price and redemption price per share, ($1,067,691 ÷ 90,997 shares of common stock issued and outstanding)	$11.73

Class C
Net asset value, offering price and redemption price per share, ($10,886,063 ÷ 923,010 shares of common stock issued and outstanding)	$11.79

Class R
Net asset value, offering price and redemption price per share, ($8,943,232 ÷ 674,761 shares of common stock issued and outstanding)	$13.25

Class Z
Net asset value, offering price and redemption price per share, ($34,334,435 ÷ 2,503,368 shares of common stock issued and outstanding)	$13.72

Class R6
Net asset value, offering price and redemption price per share, ($9,651 ÷ 703 shares of common stock issued and outstanding)	$13.73

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	15

Statement of Operations (unaudited)

Six Months Ended May 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$1,263,017
Affiliated dividend income	10,072
Affiliated income from securities lending, net	2,972

Total income	1,276,061

Expenses
Management fee	493,950
Distribution fee(a)	217,005
Transfer agent’s fees and expenses (including affiliated expense of $34,672)(a)	113,762
Registration fees(a)	45,952
Custodian and accounting fees	35,345
Shareholders’ reports	16,165
Audit fee	11,932
Legal fees and expenses	9,348
Directors’ fees	6,931
Miscellaneous	16,309

Total expenses	966,699
Less: Fee waiver and/or expense reimbursement(a)	(14,951)
Distribution fee waiver(a)	(12,733)

Net expenses	939,015

Net investment income (loss)	337,046

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $20)	(824,213)
Foreign currency transactions	2,464

(821,749)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,771)	(24,040,187)
Foreign currencies	(2,833)

(24,043,020)

Net gain (loss) on investment and foreign currency transactions	(24,864,769)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(24,527,723)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	106,111	7,872	64,824	38,198	—	—
Transfer agent’s fees and expenses	63,686	4,380	9,730	9,187	26,740	39
Registration fees	8,081	3,379	7,665	8,399	7,977	10,451
Fee waiver and/or expense reimbursement	—	(4,468)	—	—	—	(10,483)
Distribution fee waiver	—	—	—	(12,733)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2020	Year Ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$337,046	$760,831
Net realized gain (loss) on investment and foreign currency transactions	(821,749)	(4,844,743)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(24,043,020)	25,593,545

Net increase (decrease) in net assets resulting from operations	(24,527,723)	21,509,633

Dividends and Distributions
Distributions from distributable earnings
Class A	(433,968)	(519,769)
Class B	—	(15,129)
Class C	(3,647)	(127,546)
Class R	(31,119)	(66,816)
Class Z	(329,739)	(428,335)
Class R6	(93)	(93)

	(798,566)	(1,157,688)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	12,967,894	16,674,078
Net asset value of shares issued in reinvestment of dividends and distributions	775,752	1,122,840
Cost of shares reacquired	(24,576,956)	(49,960,731)

Net increase (decrease) in net assets from Fund share transactions	(10,833,310)	(32,163,813)

Total increase (decrease)	(36,159,599)	(11,811,868)

Net Assets:
Beginning of period	154,907,885	166,719,753

End of period	$118,748,286	$154,907,885

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	17

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Jennison Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Financial Services Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

18

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Jennison Financial Services Fund	19

Notes to Financial Statements (unaudited) (continued)

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

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Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM Jennison Financial Services Fund	21

Notes to Financial Statements (unaudited) (continued)

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended May 31, 2020.

The Manager has contractually agreed, through March 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.31% of average daily net assets for Class B shares or 1.00% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such

PGIM Jennison Financial Services Fund	23

Notes to Financial Statements (unaudited) (continued)

recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through March 31, 2021 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

For the reporting period ended May 31, 2020, PIMS received $20,508 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2020, PIMS received $645, $239 and $172 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and

24

unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended May 31, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2020, were $27,911,352 and $41,125,122, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended May 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$651,668	$24,551,851	$24,266,489	$—	$—	$937,030	937,030	$10,072
PGIM Institutional Money Market Fund*
—	5,921,475	567,000	3,771	20	5,358,266	5,357,730	2,972	**

$651,668	$30,473,326	$24,833,489	$3,771	$20	$6,295,296		$13,044

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

PGIM Jennison Financial Services Fund	25

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2020 were as follows:

Tax Basis	$106,644,438

Gross Unrealized Appreciation	26,743,027
Gross Unrealized Depreciation	(10,842,220)

Net Unrealized Appreciation	$15,900,807

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2019 of approximately $4,686,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

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Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 2 billion shares of common stock, $0.01 par value per share, 400 million of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	50,000,000
Class B	5,000,000
Class C	40,000,000
Class R	75,000,000
Class Z	90,000,000
Class T	50,000,000
Class R6	90,000,000

The Fund currently does not have any Class T shares outstanding.

As of May 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	268	0.1%
Class R	46,678	6.9%
Class R6	637	90.6%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	5	59.8%

PGIM Jennison Financial Services Fund	27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2020:
Shares sold	216,853	$2,841,375
Shares issued in reinvestment of dividends and distributions	25,800	419,761
Shares reacquired	(623,187)	(8,521,347)

Net increase (decrease) in shares outstanding before conversion	(380,534)	(5,260,211)
Shares issued upon conversion from other share class(es)	81,049	1,154,158
Shares reacquired upon conversion into other share class(es)	(37,336)	(565,512)

Net increase (decrease) in shares outstanding	(336,821)	$(4,671,565)

Year ended November 30, 2019:
Shares sold	309,676	$4,415,095
Shares issued in reinvestment of dividends and distributions	41,881	500,900
Shares reacquired	(1,311,748)	(18,697,479)

Net increase (decrease) in shares outstanding before conversion	(960,191)	(13,781,484)
Shares issued upon conversion from other share class(es)	643,243	9,427,136
Shares reacquired upon conversion into other share class(es)	(104,739)	(1,534,116)

Net increase (decrease) in shares outstanding	(421,687)	$(5,888,464)

Class B
Six months ended May 31, 2020:
Shares sold	2,088	$24,530
Shares reacquired	(14,209)	(163,827)

Net increase (decrease) in shares outstanding before conversion	(12,121)	(139,297)
Shares reacquired upon conversion into other share class(es)	(48,902)	(647,743)

Net increase (decrease) in shares outstanding	(61,023)	$(787,040)

Year ended November 30, 2019:
Shares sold	2,257	$25,191
Shares issued in reinvestment of dividends and distributions	1,358	14,459
Shares reacquired	(45,711)	(571,159)

Net increase (decrease) in shares outstanding before conversion	(42,096)	(531,509)
Shares reacquired upon conversion into other share class(es)	(60,013)	(754,290)

Net increase (decrease) in shares outstanding	(102,109)	$(1,285,799)

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Class C	Shares	Amount
Six months ended May 31, 2020:
Shares sold	31,159	$410,374
Shares issued in reinvestment of dividends and distributions	233	3,374
Shares reacquired	(149,110)	(1,807,603)

Net increase (decrease) in shares outstanding before conversion	(117,718)	(1,393,855)
Shares reacquired upon conversion into other share class(es)	(52,593)	(639,168)

Net increase (decrease) in shares outstanding	(170,311)	$(2,033,023)

Year ended November 30, 2019:
Shares sold	47,288	$576,251
Shares issued in reinvestment of dividends and distributions	11,335	121,059
Shares reacquired	(338,654)	(4,190,881)

Net increase (decrease) in shares outstanding before conversion	(280,031)	(3,493,571)
Shares reacquired upon conversion into other share class(es)	(685,246)	(8,971,075)

Net increase (decrease) in shares outstanding	(965,277)	$(12,464,646)

Class R
Six months ended May 31, 2020:
Shares sold	72,135	$940,929
Shares issued in reinvestment of dividends and distributions	1,913	31,119
Shares reacquired	(159,520)	(2,154,445)

Net increase (decrease) in shares outstanding	(85,472)	$(1,182,397)

Year ended November 30, 2019:
Shares sold	81,656	$1,146,529
Shares issued in reinvestment of dividends and distributions	5,587	66,815
Shares reacquired	(408,767)	(5,805,149)

Net increase (decrease) in shares outstanding	(321,524)	$(4,591,805)

Class Z
Six months ended May 31, 2020:
Shares sold	613,825	$8,750,389
Shares issued in reinvestment of dividends and distributions	19,154	321,405
Shares reacquired	(825,924)	(11,929,732)

Net increase (decrease) in shares outstanding before conversion	(192,945)	(2,857,938)
Shares issued upon conversion from other share class(es)	45,938	713,435
Shares reacquired upon conversion into other share class(es)	(1,025)	(15,170)

Net increase (decrease) in shares outstanding	(148,032)	$(2,159,673)

Year ended November 30, 2019:
Shares sold	712,043	$10,510,728
Shares issued in reinvestment of dividends and distributions	34,051	419,514
Shares reacquired	(1,445,386)	(20,696,061)

Net increase (decrease) in shares outstanding before conversion	(699,292)	(9,765,819)
Shares issued upon conversion from other share class(es)	135,347	2,047,965
Shares reacquired upon conversion into other share class(es)	(14,236)	(215,620)

Net increase (decrease) in shares outstanding	(578,181)	$(7,933,474)

PGIM Jennison Financial Services Fund	29

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended May 31, 2020:
Shares sold	19	$297
Shares issued in reinvestment of dividends and distributions	6	93
Shares reacquired	—	(2)

Net increase (decrease) in shares outstanding	25	$388

Period ended November 30, 2019:
Shares sold	19	$284
Shares issued in reinvestment of dividends and distributions	8	93
Shares reacquired	—	(2)

Net increase (decrease) in shares outstanding	27	$375

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

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The Fund utilized the SCA during the reporting period ended May 31, 2020. The average daily balance for the 28 days that the Fund had loans outstanding during the period was approximately $396,929, borrowed at a weighted average interest rate of 2.68%. The maximum loan outstanding amount during the period was $1,022,000. At May 31, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financial Services Related Companies Risk: The Fund concentrates its investments in securities of financial services related companies. Financial services related companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other financial services related factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

PGIM Jennison Financial Services Fund	31

Notes to Financial Statements (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.93	$13.87	$14.49	$11.55	$12.17	$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.08	0.04	0.17	0.18	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.60)	2.07	(0.49)	2.97	(0.58)	(2.09)
Total from investment operations	(2.56)	2.15	(0.45)	3.14	(0.40)	(1.97)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.03)	(0.17)	(0.20)	(0.22)	(0.22)
Distributions from net realized gains	-	(0.06)	-	-	-	(1.51)
Total dividends and distributions	(0.09)	(0.09)	(0.17)	(0.20)	(0.22)	(1.73)
Net asset value, end of period	$13.28	$15.93	$13.87	$14.49	$11.55	$12.17
Total Return(b):	(16.20)%	15.76%	(3.14)%	27.56%	(3.28)%	(13.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,507	$81,555	$76,836	$83,561	$80,431	$110,168
Average net assets (000)	$70,741	$77,111	$84,872	$82,660	$84,543	$140,368
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.40% (e)	1.38%	1.33%	1.37%	1.42%	1.35%
Expenses before waivers and/or expense reimbursement	1.40% (e)	1.38%	1.33%	1.37%	1.42%	1.35%
Net investment income (loss)	0.54% (e)	0.54%	0.30%	1.29%	1.63%	0.87%
Portfolio turnover rate(f)	21%	14%	23%	128%	68%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	33

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.06		$12.33	$12.96	$10.36	$10.94	$14.42
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.05)	(0.09)	0.07	0.09	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.31)		1.84	(0.44)	2.67	(0.52)	(1.87)
Total from investment operations	(2.33)		1.79	(0.53)	2.74	(0.43)	(1.85)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.10)	(0.14)	(0.15)	(0.12)
Distributions from net realized gains	-		(0.06)	-	-	-	(1.51)
Total dividends and distributions	-		(0.06)	(0.10)	(0.14)	(0.15)	(1.63)
Net asset value, end of period	$11.73		$14.06	$12.33	$12.96	$10.36	$10.94
Total Return(b):	(16.57)%		14.70%	(4.12)%	26.68%	(4.00)%	(14.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,068		$2,138	$3,134	$5,240	$5,684	$8,704
Average net assets (000)	$1,574		$2,459	$4,240	$5,481	$6,396	$10,860
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.31%	(e)	2.31%	2.31%	2.07%	2.12%	2.05%
Expenses before waivers and/or expense reimbursement	2.88%	(e)	2.97%	2.42%	2.07%	2.12%	2.05%
Net investment income (loss)	(0.31)%	(e)	(0.40)%	(0.70)%	0.61%	0.93%	0.18%
Portfolio turnover rate(f)	21%		14%	23%	128%	68%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.13		$12.37	$12.96	$10.36	$10.94	$14.42
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.02)	(0.05)	0.07	0.09	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.33)		1.84	(0.44)	2.67	(0.52)	(1.87)
Total from investment operations	(2.34)		1.82	(0.49)	2.74	(0.43)	(1.85)
Less Dividends and Distributions:
Dividends from net investment income	-	(b)	-	(0.10)	(0.14)	(0.15)	(0.12)
Distributions from net realized gains	-		(0.06)	-	-	-	(1.51)
Total dividends and distributions	-	(b)	(0.06)	(0.10)	(0.14)	(0.15)	(1.63)
Net asset value, end of period	$11.79		$14.13	$12.37	$12.96	$10.36	$10.94
Total Return(c):	(16.54)%		14.99%	(3.81)%	26.68%	(4.00)%	(14.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,886		$15,452	$25,457	$30,600	$30,352	$45,571
Average net assets (000)	$12,965		$19,307	$29,808	$30,591	$33,171	$52,237
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.16%	(f)	2.09%	2.02%	2.07%	2.12%	2.05%
Expenses before waivers and/or expense reimbursement	2.16%	(f)	2.09%	2.02%	2.07%	2.12%	2.05%
Net investment income (loss)	(0.21)%	(f)	(0.18)%	(0.39)%	0.59%	0.89%	0.20%
Portfolio turnover rate(g)	21%		14%	23%	128%	68%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $(0.005) per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31, 2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.89	$13.83	$14.47	$11.54	$12.15	$15.84
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.03	0.01	0.15	0.15	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.61)	2.09	(0.50)	2.96	(0.56)	(2.08)
Total from investment operations	(2.60)	2.12	(0.49)	3.11	(0.41)	(1.99)
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	-	(0.15)	(0.18)	(0.20)	(0.19)
Distributions from net realized gains	-	(0.06)	-	-	-	(1.51)
Total dividends and distributions	(0.04)	(0.06)	(0.15)	(0.18)	(0.20)	(1.70)
Net asset value, end of period	$13.25	$15.89	$13.83	$14.47	$11.54	$12.15
Total Return(b):	(16.35)%	15.43%	(3.44)%	27.27%	(3.41)%	(13.69)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,943	$12,077	$14,966	$17,092	$8,534	$6,402
Average net assets (000)	$10,186	$12,864	$17,663	$14,192	$6,607	$5,333
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.74% (e)	1.69%	1.59%	1.56%	1.62%	1.55%
Expenses before waivers and/or expense reimbursement	1.99% (e)	1.94%	1.84%	1.81%	1.87%	1.80%
Net investment income (loss)	0.20% (e)	0.22%	0.05%	1.16%	1.41%	0.70%
Portfolio turnover rate(f)	21%	14%	23%	128%	68%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended May 31, 2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.47	$14.34	$14.97	$11.92	$12.56	$16.32
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.13	0.10	0.22	0.21	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.68)	2.14	(0.52)	3.06	(0.59)	(2.14)
Total from investment operations	(2.62)	2.27	(0.42)	3.28	(0.38)	(1.98)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.08)	(0.21)	(0.23)	(0.26)	(0.27)
Distributions from net realized gains	-	(0.06)	-	-	-	(1.51)
Total dividends and distributions	(0.13)	(0.14)	(0.21)	(0.23)	(0.26)	(1.78)
Net asset value, end of period	$13.72	$16.47	$14.34	$14.97	$11.92	$12.56
Total Return(b):	(16.03)%	16.18%	(2.87)%	27.96%	(3.03)%	(13.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,334	$43,675	$46,317	$47,684	$34,702	$66,380
Average net assets (000)	$36,244	$40,671	$50,663	$44,492	$40,929	$86,151
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.09% (e)	1.04%	1.01%	1.06%	1.12%	1.05%
Expenses before waivers and/or expense reimbursement	1.09% (e)	1.04%	1.01%	1.06%	1.12%	1.05%
Net investment income (loss)	0.85% (e)	0.87%	0.64%	1.66%	1.90%	1.19%
Portfolio turnover rate(f)	21%	14%	23%	128%	68%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	37

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31, 2020	Year Ended November 30, 2019	January 26, 2018(a) through November 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.48	$14.34	$16.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.14	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.68)	2.14	(1.76)
Total from investment operations	(2.61)	2.28	(1.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.08)	-
Distributions from net realized gains	-	(0.06)	-
Total dividends and distributions	(0.14)	(0.14)	-
Net asset value, end of period	$13.73	$16.48	$14.34
Total Return(c):	(16.01)%	16.25%	(10.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10	$11	$9
Average net assets (000)	$10	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00% (e)	1.00%	1.00%	(e)
Expenses before waivers and/or expense reimbursement	207.77% (e)	263.59%	272.24%	(e)
Net investment income (loss)	0.92% (e)	0.93%	0.80%	(e)
Portfolio turnover rate(f)	21%	14%	23%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Financial Services Fund	39

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, New York 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Financial Services Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FINANCIAL SERVICES FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PFSAX	PUFBX	PUFCX	PSSRX	PFSZX	PFSQX
CUSIP	74441P106	74441P205	74441P304	74441P783	74441P403	74441P734

MF188E2

PGIM JENNISON HEALTH SCIENCES FUND

SEMIANNUAL REPORT

MAY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC.

Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period ended May 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Health Sciences Fund

July 15, 2020

PGIM Jennison Health Sciences Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

		Average Annual Total Returns as of 5/31/20 (with sales charges)
	(without sales charges) Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	11.80	15.59	3.26	16.73	—
Class B	10.92	15.52	3.36	16.45	—
Class C	11.37	20.43	3.71	16.58	—
Class R	11.50	21.67	4.11	N/A	15.76 (2/3/12)
Class Z	11.94	22.66	4.74	17.74	—
Class R6	11.99	22.70	N/A	N/A	13.21 (1/27/16)
S&P 1500 Health Care Index
	5.23	21.20	8.92	16.03	—
S&P Composite 1500 Index
	-3.12	11.39	9.37	12.90	—

*Not annualized

Average Annual Total Returns as of 5/31/20 Since Inception (%)
	Class R (2/3/12)	Class R6 (1/27/16)
S&P 1500 Health Care Index	15.94	13.09
S&P Composite 1500 Index	12.64	12.83

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

S&P 1500 Health Care Index—The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the health care sector of the S&P Composite 1500 Index.

S&P Composite 1500 Index—The S&P Composite 1500 Index is an unmanaged index of the over 500 largest, established, publicly traded stocks in the S&P 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison Health Sciences Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/2020

Ten Largest Holdings	Line of Business	% of Net Assets
Sarepta Therapeutics, Inc.	Biotechnology	4.2%
UnitedHealth Group, Inc.	Managed Health Care	4.1%
BioMarin Pharmaceutical, Inc.	Biotechnology	4.0%
DexCom, Inc.	Health Care Equipment	3.6%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	3.6%
Vertex Pharmaceuticals, Inc.	Biotechnology	3.5%
Eli Lilly & Co.	Pharmaceuticals	3.3%
Humana, Inc.	Managed Health Care	3.3%
Abbott Laboratories	Health Care Equipment	2.9%
Boston Scientific Corp.	Health Care Equipment	2.9%

Holdings reflect only long-term investments and are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Health Sciences Fund	7

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Health Sciences Fund		Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,118.00	1.15%	$6.09
	Hypothetical	$1,000.00	$1,019.25	1.15%	$5.81
Class B	Actual	$1,000.00	$1,109.20	2.74%	$14.45
	Hypothetical	$1,000.00	$1,011.30	2.74%	$13.78
Class C	Actual	$1,000.00	$1,113.70	1.88%	$9.93
	Hypothetical	$1,000.00	$1,015.60	1.88%	$9.47
Class R	Actual	$1,000.00	$1,115.00	1.65%	$8.72
	Hypothetical	$1,000.00	$1,016.75	1.65%	$8.32
Class Z	Actual	$1,000.00	$1,119.40	0.87%	$4.61
	Hypothetical	$1,000.00	$1,020.65	0.87%	$4.39
Class R6	Actual	$1,000.00	$1,119.90	0.82%	$4.35
	Hypothetical	$1,000.00	$1,020.90	0.82%	$4.14

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited)

as of May 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS 99.2%

Biotechnology 42.6%
ACADIA Pharmaceuticals, Inc.*(a)	121,702	$6,046,155
Agios Pharmaceuticals, Inc.*(a)	407,505	21,084,309
Amicus Therapeutics, Inc.*	1,619,063	20,197,811
Apellis Pharmaceuticals, Inc.*	1,087,916	36,651,890
Argenx SE (Netherlands), ADR*(a)	191,949	42,094,416
Assembly Biosciences, Inc.*	1,626,364	31,697,834
Biogen, Inc.*	29,062	8,924,649
BioMarin Pharmaceutical, Inc.*	700,347	74,621,973
Black Diamond Therapeutics, Inc.*(a)	294,162	11,487,026
Constellation Pharmaceuticals, Inc.*	174,804	6,210,786
CRISPR Therapeutics AG (Switzerland)*	182,700	11,798,766
Cytokinetics, Inc.*	395,827	8,197,577
Denali Therapeutics, Inc.*(a)	280,963	7,819,200
Fate Therapeutics, Inc.*	729,074	23,643,870
Genmab A/S (Denmark), ADR*	385,410	11,743,443
Gossamer Bio, Inc.*	1,067,365	12,968,485
Immunomedics, Inc.*	1,179,351	39,614,400
Innovent Biologics, Inc. (China), 144A*	2,185,314	11,967,520
Invitae Corp.*(a)	258,085	4,340,990
Iovance Biotherapeutics, Inc.*	250,822	8,048,878
Madrigal Pharmaceuticals, Inc.*(a)	79,901	9,270,114
Mirati Therapeutics, Inc.*(a)	208,662	20,697,184
Momenta Pharmaceuticals, Inc.*	417,903	13,155,586
Natera, Inc.*	1,057,809	46,384,925
Neurocrine Biosciences, Inc.*	191,663	23,911,876
NextCure, Inc.*	306,855	9,576,944
ORIC Pharmaceuticals, Inc.*(a)	108,557	3,150,324
Principia Biopharma, Inc.*	189,202	12,088,116
ProQR Therapeutics NV (Netherlands)*	1,725,935	9,596,199
Regeneron Pharmaceuticals, Inc.*	49,359	30,247,689
REVOLUTION Medicines, Inc.*(a)	147,028	4,516,700
Sage Therapeutics, Inc.*	141,456	5,052,808
Sarepta Therapeutics, Inc.*(a)	513,657	78,214,551
Seattle Genetics, Inc.*	88,510	13,914,657
SpringWorks Therapeutics, Inc.*	205,616	7,827,801
Turning Point Therapeutics, Inc.*	291,723	20,201,818
uniQure NV (Netherlands)*(a)	142,669	9,581,650
Vertex Pharmaceuticals, Inc.*	226,158	65,124,458
Zai Lab Ltd. (China), ADR*	153,434	11,415,490

		793,088,868

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	9

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Services 3.8%
Cigna Corp.	189,123	$37,317,750
Guardant Health, Inc.*(a)	320,529	28,972,616
Jinxin Fertility Group Ltd. (China), 144A*(a)	3,527,201	4,769,694

		71,060,060

Health Care Equipment 17.9%
Abbott Laboratories	573,835	54,468,418
Boston Scientific Corp.*	1,407,344	53,464,999
Danaher Corp.	179,827	29,960,977
DexCom, Inc.*	176,882	66,916,229
Edwards Lifesciences Corp.*	99,078	22,264,808
Inari Medical, Inc.*	13,386	588,984
Intuitive Surgical, Inc.*	57,186	33,169,596
iRhythm Technologies, Inc.*(a)	65,398	8,129,625
Shockwave Medical, Inc.*(a)	385,458	16,964,007
Tandem Diabetes Care, Inc.*(a)	217,665	18,098,845
Teleflex, Inc.	28,547	10,358,564
Zimmer Biomet Holdings, Inc.	150,556	19,021,245

		333,406,297

Health Care Supplies 1.6%
Alcon, Inc. (Switzerland)*(a)	196,698	12,498,191
Silk Road Medical, Inc.*	443,274	16,964,096

		29,462,287

Health Care Technology 2.0%
Inspire Medical Systems, Inc.*	10,455	852,501
Phreesia, Inc.*	324,632	9,518,210
Teladoc Health, Inc.*(a)	159,002	27,675,888

		38,046,599

Insurance Brokers 0.3%
Selectquote, Inc.*	220,187	6,059,546

Life Sciences Tools & Services 5.2%
10X Genomics, Inc. (Class A Stock)*	88,073	6,867,052
Illumina, Inc.*(a)	101,921	37,002,419
IQVIA Holdings, Inc.*	107,200	16,028,544

See Notes to Financial Statements.

10

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)
Repligen Corp.*	157,903	$20,680,556
Wuxi Biologics Cayman, Inc. (China), 144A*	1,071,700	16,971,466

		97,550,037

Managed Health Care 10.3%
Anthem, Inc.	78,450	23,072,930
Centene Corp.*	463,726	30,721,848
Humana, Inc.	150,413	61,767,098
UnitedHealth Group, Inc.	247,134	75,338,800

		190,900,676

Pharmaceuticals 15.5%
AstraZeneca PLC (United Kingdom), ADR	1,212,826	66,220,300
Bristol-Myers Squibb Co.	293,019	17,499,095
CanSino Biologics, Inc. (China) (Class H Stock), 144A*(a)	310,278	7,356,328
Catalent, Inc.*	124,062	9,643,339
Eli Lilly & Co.	406,120	62,116,054
MyoKardia, Inc.*	72,219	7,387,281
Novo Nordisk A/S (Denmark), ADR	714,918	47,141,693
Revance Therapeutics, Inc.*(a)	267,594	5,592,715
Roche Holding AG (Switzerland), ADR	700,211	30,354,147
Zoetis, Inc.	249,509	34,779,059

		288,090,011

TOTAL COMMON STOCKS (cost $965,830,939)		1,847,664,381

PREFERRED STOCK 0.1%

Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*^(f)	3,063,048	1,990,981

	Units
WARRANTS* 0.1%

Biotechnology 0.0%
Aileron Therapeutics, Inc., expiring 3/29/24	895,522	—

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	11

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

Description	Units	Value
WARRANTS (Continued)

Life Sciences Tools & Services 0.1%
ARYA Sciences Acquisition Corp., expiring 11/02/23	278,909	$1,255,090

TOTAL WARRANTS (cost $593,185)		1,255,090

TOTAL LONG-TERM INVESTMENTS (cost $968,224,124)		1,850,910,452

	Shares

SHORT-TERM INVESTMENTS 16.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	22,475,116	22,475,116
PGIM Institutional Money Market Fund (cost $275,747,152; includes $275,565,486 of cash collateral for securities on loan)(b)(w)	276,047,671	276,075,276

TOTAL SHORT-TERM INVESTMENTS (cost $298,222,268)		298,550,392

TOTAL INVESTMENTS 115.4% (cost $1,266,446,392)		2,149,460,844
Liabilities in excess of other assets (15.4)%		(286,213,985)

NET ASSETS 100.0%		$1,863,246,859

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,990,981 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $270,566,063; cash collateral of $275,565,486 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,400,000. The aggregate value of $1,990,981 is 0.1% of net assets.

See Notes to Financial Statements.

12

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Biotechnology	$781,121,348	$11,967,520	$—
Health Care Services	66,290,366	4,769,694	—
Health Care Equipment	333,406,297	—	—
Health Care Supplies.	29,462,287	—	—
Health Care Technology	38,046,599	—	—
Insurance Brokers	6,059,546	—	—
Life Sciences Tools & Services.	80,578,571	16,971,466	—
Managed Health Care	190,900,676	—	—
Pharmaceuticals	280,733,683	7,356,328	—
Preferred Stock
Health Care Equipment	—	—	1,990,981
Warrants
Biotechnology	—	—	—
Life Sciences Tools & Services.	1,255,090	—	—
Affiliated Mutual Funds	298,550,392	—	—

Total	$2,106,404,855	$41,065,008	$1,990,981

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2020 were as follows:

Biotechnology	42.6%
Health Care Equipment	18.0
Affiliated Mutual Funds (14.8% represents investments purchased with collateral from securities on loan)	16.0

Pharmaceuticals	15.5%
Managed Health Care	10.3
Life Sciences Tools & Services	5.2
Health Care Services	3.8
Health Care Technology	2.0

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	13

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

Sector Classification (continued):

Health Care Supplies	1.6%

Insurance Brokers	0.3

Warrants	0.1

115.4

Liabilities in excess of other assets	(15.4)%

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$1,255,090	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2020 are as follows:

For the six months ended May 31, 2020, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)
Equity contracts	$778,323

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

14

PGIM Jennison Health Sciences Fund

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$270,566,063	$(270,566,063)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	15

Statement of Assets & Liabilities (unaudited)

as of May 31, 2020

Assets
Investments at value, including securities on loan of $270,566,063:
Unaffiliated investments (cost $968,224,124)	$1,850,910,452
Affiliated investments (cost $298,222,268)	298,550,392
Receivable for investments sold	9,582,074
Receivable for Fund shares sold	1,721,952
Tax reclaim receivable	1,108,043
Dividends receivable	426,226
Prepaid expenses and other assets	3,409

Total Assets	2,162,302,548

Liabilities
Payable to broker for collateral for securities on loan	275,565,486
Payable for Fund shares reacquired	16,819,640
Payable for investments purchased	4,509,787
Management fee payable	1,108,654
Accrued expenses and other liabilities	761,801
Distribution fee payable	232,692
Affiliated transfer agent fee payable	54,141
Directors’ fees payable	3,488

Total Liabilities	299,055,689

Net Assets	$1,863,246,859

Net assets were comprised of:
Common stock, at par	$369,344
Paid-in capital in excess of par	805,939,645
Total distributable earnings (loss)	1,056,937,870

Net assets, May 31, 2020	$1,863,246,859

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($781,567,425 ÷ 16,300,485 shares of common stock issued and outstanding)	$47.95
Maximum sales charge (5.50% of offering price)	2.79

Maximum offering price to public	$50.74

Class B
Net asset value, offering price and redemption price per share, ($2,763,807 ÷ 81,698 shares of common stock issued and outstanding)	$33.83

Class C
Net asset value, offering price and redemption price per share, ($48,088,864 ÷ 1,406,423 shares of common stock issued and outstanding)	$34.19

Class R
Net asset value, offering price and redemption price per share, ($9,118,064 ÷ 195,814 shares of common stock issued and outstanding)	$46.56

Class Z
Net asset value, offering price and redemption price per share, ($1,006,323,580 ÷ 18,665,503 shares of common stock issued and outstanding)	$53.91

Class R6
Net asset value, offering price and redemption price per share, ($15,385,119 ÷ 284,460 shares of common stock issued and outstanding)	$54.09

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	17

Statement of Operations (unaudited)

Six Months Ended May 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $321,788 foreign withholding tax)	$5,374,191
Income from securities lending, net (including affiliated income of $709,670)	1,127,234
Affiliated dividend income	148,764

Total income	6,650,189

Expenses
Management fee	6,431,567
Distribution fee(a)	1,362,961
Transfer agent’s fees and expenses (including affiliated expense of $172,775)(a)	955,522
Custodian and accounting fees	85,185
Registration fees(a)	63,158
Shareholders’ reports	55,756
Directors’ fees	20,781
Legal fees and expenses	13,985
Audit fee	12,059
Miscellaneous	25,113

Total expenses	9,026,087
Less: Fee waiver and/or expense reimbursement(a)	(2,305)
Distribution fee waiver(a)	(10,354)

Net expenses	9,013,428

Net investment income (loss)	(2,363,239)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(298,426))	178,157,264
Foreign currency transactions	(2,726)

178,154,538

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $270,083)	11,762,394
Foreign currencies	15,436

11,777,830

Net gain (loss) on investment and foreign currency transactions	189,932,368

Net Increase (Decrease) In Net Assets Resulting From Operations	$187,569,129

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	1,077,279	16,831	237,790	31,061	—	—
Transfer agent’s fees and expenses	354,943	10,842	20,536	6,335	562,417	449
Registration fees	11,636	5,770	9,333	10,171	14,940	11,308
Fee waiver and/or expense reimbursement	—	—	—	—	—	(2,305)
Distribution fee waiver	—	—	—	(10,354)	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2020	Year Ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,363,239)	$(8,630,967)
Net realized gain (loss) on investment and foreign currency transactions	178,154,538	64,144,628
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,777,830	(58,004,508)

Net increase (decrease) in net assets resulting from operations	187,569,129	(2,490,847)

Dividends and Distributions
Distributions from distributable earnings
Class A	(24,218,921)	(74,050,359)
Class B	(182,410)	(2,211,140)
Class C	(2,401,591)	(22,001,320)
Class R	(290,160)	(1,160,725)
Class Z	(29,854,843)	(118,795,853)
Class R6	(823,043)	(827,320)

	(57,770,968)	(219,046,717)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	92,754,844	224,413,999
Net asset value of shares issued in reinvestment of dividends and distributions	52,684,608	197,384,671
Cost of shares reacquired	(321,739,245)	(646,394,580)

Net increase (decrease) in net assets from Fund share transactions	(176,299,793)	(224,595,910)

Total increase (decrease)	(46,501,632)	(446,133,474)

Net Assets:
Beginning of period	1,909,748,491	2,355,881,965

End of period	$1,863,246,859	$1,909,748,491

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	19

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Jennison Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Health Sciences Fund (the “Fund”).

Effective February 24, 2020, the Fund reopened to investment by new investors in Class A, C, R, Z and R6 shares of the Fund. From June 29, 2012 to February 24, 2020, the Fund was generally closed to new investors.

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

20

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

PGIM Jennison Health Sciences Fund	21

Notes to Financial Statements (unaudited) (continued)

reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

22

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will

PGIM Jennison Health Sciences Fund	23

Notes to Financial Statements (unaudited) (continued)

return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss)

24

are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.73% for the reporting period ended May 31, 2020.

The Manager has contractually agreed, through March 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual fund operating expenses to exceed 0.82% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Jennison Health Sciences Fund	25

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through March 31, 2021 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

For the reporting period ended May 31, 2020, PIMS received $114,981 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2020, PIMS received $504 and $92 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

26

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended May 31, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2020, were $362,612,512 and $598,431,981, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended May 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$15,439,640	$372,765,154	$365,729,678	$—	$—	$22,475,116	22,475,116	$148,764
PGIM Institutional Money Market Fund*
520,851,729	541,091,093	785,839,203	270,083	(298,426)	276,075,276	276,047,671	709,670	**

$536,291,369	$913,856,247	$1,151,568,881	$270,083	$(298,426)	$298,550,392		$858,434

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

PGIM Jennison Health Sciences Fund	27

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2020 were as follows:

Tax Basis	$1,268,091,704

Gross Unrealized Appreciation	901,050,459
Gross Unrealized Depreciation	(19,681,319)

Net Unrealized Appreciation	$881,369,140

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases, except through an exchange from Class B shares of another fund or through dividends or capital gains reinvestments. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

28

The Company is authorized to issue 2 billion shares of common stock, $0.01 par value per share, 515 million of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	75,000,000
Class B	10,000,000
Class C	30,000,000
Class R	50,000,000
Class Z	150,000,000
Class T	70,000,000
Class R6	130,000,000

The Fund currently does not have any Class T shares outstanding.

As of May 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	6,448	0.1%
Class R	186,773	95.4%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	7	65.9%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2020:
Shares sold	401,337	$17,075,989
Shares issued in reinvestment of dividends and distributions	522,971	22,937,488
Shares reacquired	(1,846,001)	(76,378,999)

Net increase (decrease) in shares outstanding before conversion	(921,693)	(36,365,522)
Shares issued upon conversion from other share class(es)	302,264	13,073,212
Shares reacquired upon conversion into other share class(es)	(118,516)	(5,082,289)

Net increase (decrease) in shares outstanding	(737,945)	$(28,374,599)

Year ended November 30, 2019:
Shares sold	556,958	$22,862,737
Shares issued in reinvestment of dividends and distributions	1,908,418	69,981,684
Shares reacquired	(3,065,356)	(126,728,181)

Net increase (decrease) in shares outstanding before conversion	(599,980)	(33,883,760)
Shares issued upon conversion from other share class(es)	2,502,382	106,519,360
Shares reacquired upon conversion into other share class(es)	(433,993)	(18,289,036)

Net increase (decrease) in shares outstanding	1,468,409	$54,346,564

PGIM Jennison Health Sciences Fund	29

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended May 31, 2020:
Shares sold	6,351	$197,961
Shares issued in reinvestment of dividends and distributions	5,583	173,953
Shares reacquired	(17,673)	(519,706)

Net increase (decrease) in shares outstanding before conversion	(5,739)	(147,792)
Shares reacquired upon conversion into other share class(es)	(49,216)	(1,484,801)

Net increase (decrease) in shares outstanding	(54,955)	$(1,632,593)

Year ended November 30, 2019:
Shares sold	7,292	$205,038
Shares issued in reinvestment of dividends and distributions	78,362	2,093,054
Shares reacquired	(61,076)	(1,830,911)

Net increase (decrease) in shares outstanding before conversion	24,578	467,181
Shares reacquired upon conversion into other share class(es)	(399,577)	(12,478,623)

Net increase (decrease) in shares outstanding	(374,999)	$(12,011,442)

Class C
Six months ended May 31, 2020:
Shares sold	73,845	$2,246,358
Shares issued in reinvestment of dividends and distributions	61,038	1,914,760
Shares reacquired	(160,836)	(4,692,973)

Net increase (decrease) in shares outstanding before conversion	(25,953)	(531,855)
Shares reacquired upon conversion into other share class(es)	(306,739)	(9,527,976)

Net increase (decrease) in shares outstanding	(332,692)	$(10,059,831)

Year ended November 30, 2019:
Shares sold	80,639	$2,220,555
Shares issued in reinvestment of dividends and distributions	744,552	19,916,772
Shares reacquired	(751,936)	(22,394,117)

Net increase (decrease) in shares outstanding before conversion	73,255	(256,790)
Shares reacquired upon conversion into other share class(es)	(2,985,712)	(92,499,129)

Net increase (decrease) in shares outstanding	(2,912,457)	$(92,755,919)

Class R
Six months ended May 31, 2020:
Shares sold	30,570	$1,212,092
Shares issued in reinvestment of dividends and distributions	6,797	290,160
Shares reacquired	(47,191)	(1,850,077)

Net increase (decrease) in shares outstanding	(9,824)	$(347,825)

Year ended November 30, 2019:
Shares sold	24,172	$980,266
Shares issued in reinvestment of dividends and distributions	32,341	1,160,725
Shares reacquired	(99,343)	(3,992,646)

Net increase (decrease) in shares outstanding	(42,830)	$(1,851,655)

30

Class Z	Shares	Amount
Six months ended May 31, 2020:
Shares sold	1,392,397	$66,211,603
Shares issued in reinvestment of dividends and distributions	538,989	26,545,204
Shares reacquired	(4,660,366)	(215,862,026)

Net increase (decrease) in shares outstanding before conversion	(2,728,980)	(123,105,219)
Shares issued upon conversion from other share class(es)	111,882	5,397,363
Shares reacquired upon conversion into other share class(es)	(49,184)	(2,392,467)

Net increase (decrease) in shares outstanding	(2,666,282)	$(120,100,323)

Year ended November 30, 2019:
Shares sold	3,812,758	$175,954,593
Shares issued in reinvestment of dividends and distributions	2,527,007	103,405,116
Shares reacquired	(10,647,707)	(487,095,759)

Net increase (decrease) in shares outstanding before conversion	(4,307,942)	(207,736,050)
Shares issued upon conversion from other share class(es)	455,314	21,455,178
Shares reacquired upon conversion into other share class(es)	(100,890)	(4,718,143)

Net increase (decrease) in shares outstanding	(3,953,518)	$(190,999,015)

Class R6
Six months ended May 31, 2020:
Shares sold	122,713	$5,810,841
Shares issued in reinvestment of dividends and distributions	16,661	823,043
Shares reacquired	(435,429)	(22,435,464)

Net increase (decrease) in shares outstanding before conversion	(296,055)	(15,801,580)
Shares issued upon conversion from other share class(es)	350	16,958

Net increase (decrease) in shares outstanding	(295,705)	$(15,784,622)

Year ended November 30, 2019:
Shares sold	479,411	$22,190,810
Shares issued in reinvestment of dividends and distributions	20,169	827,320
Shares reacquired	(94,359)	(4,352,966)

Net increase (decrease) in shares outstanding before conversion	405,221	18,665,164
Shares issued upon conversion from other share class(es)	218	10,393

Net increase (decrease) in shares outstanding	405,439	$18,675,557

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

PGIM Jennison Health Sciences Fund	31

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2020. The average daily balance for the 7 days that the Fund had loans outstanding during the period was $2,523,429, borrowed at a weighted average interest rate of 2.19%. The maximum loan balance outstanding during the period was $7,589,000. At May 31, 2020, the Fund did not have an outstanding loan balance.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

32

Health Sciences Sector Risk: Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a

PGIM Jennison Health Sciences Fund	33

Notes to Financial Statements (unaudited) (continued)

non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

34

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$44.29		$ 49.28	$46.25	$37.89	$49.64	$52.83
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.24)	(0.31)	(0.26)	(0.18)	(0.36)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.18		0.03	5.52	9.97	(5.21)	4.08
Total from investment operations	5.09		(0.21)	5.21	9.71	(5.39)	3.72
Less Dividends and Distributions:
Distributions from net realized gains	(1.43)		(4.78)	(2.18)	(1.35)	(6.36)	(6.91)
Net asset value, end of period	$47.95		$ 44.29	$49.28	$46.25	$37.89	$49.64
Total Return(b):	11.80%		1.58%	11.81%	26.61%	(12.38)%	7.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$781,567		$754,653	$767,277	$812,855	$944,171	$1,534,229
Average net assets (000)	$718,186		$733,289	$812,835	$835,255	$1,128,298	$1,641,053
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.15%	(e)	1.15%	1.14%	1.15%	1.17%	1.13%
Expenses before waivers and/or expense reimbursement	1.15%	(e)	1.15%	1.14%	1.15%	1.17%	1.13%
Net investment income (loss)	(0.40)%	(e)	(0.57)%	(0.64)%	(0.61)%	(0.48)%	(0.67)%
Portfolio turnover rate(f)	21%		30%	36%	27%	25%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	35

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.91		$37.46	$35.95	$29.95	$40.83	$44.93
Income (loss) from investment operations:
Net investment income (loss)	(0.30)		(0.48)	(0.54)	(0.42)	(0.36)	(0.60)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.65		(0.29)	4.23	7.77	(4.16)	3.41
Total from investment operations	3.35		(0.77)	3.69	7.35	(4.52)	2.81
Less Dividends and Distributions:
Distributions from net realized gains	(1.43)		(4.78)	(2.18)	(1.35)	(6.36)	(6.91)
Net asset value, end of period	$33.83		$31.91	$37.46	$35.95	$29.95	$40.83
Total Return(b):	10.92%		0.42%	10.91%	25.74%	(13.01)%	7.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,764		$4,360	$19,164	$28,959	$32,539	$51,837
Average net assets (000)	$3,366		$9,786	$24,036	$30,218	$38,686	$60,495
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.74%	(e)	2.22%	1.96%	1.85%	1.87%	1.83%
Expenses before waivers and/or expense reimbursement	2.74%	(e)	2.22%	1.96%	1.85%	1.87%	1.83%
Net investment income (loss)	(1.99)%	(e)	(1.57)%	(1.46)%	(1.30)%	(1.19)%	(1.37)%
Portfolio turnover rate(f)	21%		30%	36%	27%	25%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class C Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$32.10		$37.50	$35.94	$29.94	$40.81	$44.92
Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.36)	(0.48)	(0.42)	(0.36)	(0.60)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.69		(0.26)	4.22	7.77	(4.15)	3.40
Total from investment operations	3.52		(0.62)	3.74	7.35	(4.51)	2.80
Less Dividends and Distributions:
Distributions from net realized gains	(1.43)		(4.78)	(2.18)	(1.35)	(6.36)	(6.91)
Net asset value, end of period	$34.19		$32.10	$37.50	$35.94	$29.94	$40.81
Total Return(b):	11.37%		0.92%	11.06%	25.75%	(12.99)%	7.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,089		$55,821	$174,411	$181,567	$194,001	$294,592
Average net assets (000)	$47,558		$99,267	$183,807	$187,980	$224,856	$328,656
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.88%	(e)	1.83%	1.80%	1.85%	1.87%	1.83%
Expenses before waivers and/or expense reimbursement	1.88%	(e)	1.83%	1.80%	1.85%	1.87%	1.83%
Net investment income (loss)	(1.13)%	(e)	(1.18)%	(1.30)%	(1.30)%	(1.19)%	(1.37)%
Portfolio turnover rate(f)	21%		30%	36%	27%	25%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	37

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$43.16		$48.36	$45.58	$37.42	$49.20	$52.50
Income (loss) from investment operations:
Net investment income (loss)	(0.19)		(0.41)	(0.46)	(0.33)	(0.26)	(0.46)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.02		(0.01)	5.42	9.84	(5.16)	4.07
Total from investment operations	4.83		(0.42)	4.96	9.51	(5.42)	3.61
Less Dividends and Distributions:
Distributions from net realized gains	(1.43)		(4.78)	(2.18)	(1.35)	(6.36)	(6.91)
Net asset value, end of period	$46.56		$43.16	$48.36	$45.58	$37.42	$49.20
Total Return(b):	11.50%		1.13%	11.41%	26.40%	(12.57)%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,118		$8,875	$12,016	$14,049	$12,973	$22,225
Average net assets (000)	$8,283		$9,831	$13,129	$13,552	$15,542	$22,044
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.65%	(e)	1.60%	1.47%	1.35%	1.37%	1.33%
Expenses before waivers and/or expense reimbursement	1.90%	(e)	1.85%	1.72%	1.60%	1.62%	1.58%
Net investment income (loss)	(0.90)%	(e)	(1.00)%	(0.97)%	(0.80)%	(0.68)%	(0.87)%
Portfolio turnover rate(f)	21%		30%	36%	27%	25%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended May 31, 2020		Year Ended November 30,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.56		$54.32	$50.62	$41.21	$53.30	$56.07
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.12)	(0.18)	(0.14)	(0.08)	(0.21)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.81		0.14	6.06	10.90	(5.65)	4.35
Total from investment operations	5.78		0.02	5.88	10.76	(5.73)	4.14
Less Dividends and Distributions:
Distributions from net realized gains	(1.43)		(4.78)	(2.18)	(1.35)	(6.36)	(6.91)
Net asset value, end of period	$53.91		$49.56	$54.32	$50.62	$41.21	$53.30
Total Return(b):	11.94%		1.89%	12.12%	27.02%	(12.14)%	8.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,006,324		$1,057,204	$1,373,500	$1,259,584	$957,942	$1,507,679
Average net assets (000)	$960,833		$1,158,525	$1,338,706	$1,142,806	$1,087,154	$1,504,357
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.87%	(e)	0.86%	0.85%	0.84%	0.87%	0.83%
Expenses before waivers and/or expense reimbursement	0.87%	(e)	0.86%	0.85%	0.84%	0.87%	0.83%
Net investment income (loss)	(0.12)%	(e)	(0.26)%	(0.34)%	(0.29)%	(0.18)%	(0.37)%
Portfolio turnover rate(f)	21%		30%	36%	27%	25%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	39

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31, 2020		Year Ended November 30,			January 27, 2016(a) through November 30, 2016
			2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$49.70		$54.45	$50.71	$41.25	$39.16
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.13)	(0.15)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.84		0.16	6.07	10.90	2.11
Total from investment operations	5.82		0.03	5.92	10.81	2.09
Less Dividends and Distributions:
Distributions from net realized gains	(1.43)		(4.78)	(2.18)	(1.35)	-
Net asset value, end of period	$54.09		$49.70	$54.45	$50.71	$41.25
Total Return(c):	11.99%		1.93%	12.18%	27.12%	5.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,385		$28,836	$9,513	$1,755	$11
Average net assets (000)	$27,936		$14,164	$5,770	$517	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.82%	(f)	0.82%	0.82%	0.74%	0.75%	(f)
Expenses before waivers and/or expense reimbursement	0.84%	(f)	0.91%	0.93%	0.74%	0.75%	(f)
Net investment income (loss)	(0.07)%	(f)	(0.29)%	(0.28)%	(0.19)%	(0.06)%	(f)
Portfolio turnover rate(g)	21%		30%	36%	27%	25%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Health Sciences Fund	41

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, New York 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Health Sciences Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PHLAX	PHLBX	PHLCX	PJHRX	PHSZX	PHLQX
CUSIP	74441P502	74441P601	74441P700	74441P791	74441P866	74441P775

MF188E4

PGIM JENNISON UTILITY FUND

SEMIANNUAL REPORT

MAY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Utility Fund informative and useful. The report covers performance for the six-month period ended May 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Utility Fund

July 15, 2020

PGIM Jennison Utility Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges) Six Months* (%)	Average Annual Total Returns as of 5/31/20 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	-2.37	1.24	5.26	11.22	—
Class B	-2.81	1.15	5.43	11.01	—
Class C	-2.69	5.38	5.69	11.06	—
Class R	-2.54	6.76	6.19	11.59	—
Class Z	-2.01	7.66	6.80	12.20	—
Class R6	-2.19	7.48	N/A	N/A	9.33 (1/26/18)
S&P 500 Utility Total Return Index
	-3.58	6.09	9.86	11.78	—
S&P 500 Index
	-2.10	12.83	9.86	13.14	—

* Not annualized

Average Annual Total Returns as of 5/31/20 Since Inception (%)
Class R6 (1/26/18)
S&P 500 Utility Total Return Index	10.60
S&P 500 Index	5.38

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

S&P 500 Utility Total Return Index—The S&P 500 Utility Total Return Index is an unmanaged, market capitalization-weighted index including those companies considered electric, gas, or water utilities, or companies that operate as independent producers and/or distributors of power.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison Utility Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/2020

Ten Largest Holdings	Line of Business	% of Net Assets
NextEra Energy, Inc.	Electric Utilities	8.3%
Dominion Energy, Inc.	Multi-Utilities	5.2%
RWE AG (Germany)	Multi-Utilities	5.1%
FirstEnergy Corp.	Electric Utilities	4.9%
Ameren Corp.	Multi-Utilities	4.5%
CMS Energy Corp.	Multi-Utilities	4.4%
Cellnex Telecom SA (Spain), 144A	Integrated Telecommunication Services	4.2%
American Electric Power Co., Inc.	Electric Utilities	4.0%
Entergy Corp.	Electric Utilities	4.0%
Orsted A/S (Denmark), 144A	Electric Utilities	3.6%

Holdings reflect only long-term investments and are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Utility Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Utility Fund		Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$976.30	0.83%	$4.10
	Hypothetical	$1,000.00	$1,020.85	0.83%	$4.19
Class B	Actual	$1,000.00	$971.90	1.78%	$8.77
	Hypothetical	$1,000.00	$1,016.10	1.78%	$8.97
Class C	Actual	$1,000.00	$973.10	1.59%	$7.84
	Hypothetical	$1,000.00	$1,017.05	1.59%	$8.02
Class R	Actual	$1,000.00	$974.60	1.11%	$5.48
	Hypothetical	$1,000.00	$1,019.45	1.11%	$5.60
Class Z	Actual	$1,000.00	$979.90	0.56%	$2.77
	Hypothetical	$1,000.00	$1,022.20	0.56%	$2.83
Class R6	Actual	$1,000.00	$978.10	0.52%	$2.57
	Hypothetical	$1,000.00	$1,022.40	0.52%	$2.63

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS

Electric Utilities 42.9%
Alliant Energy Corp.	1,674,575	$82,657,022
American Electric Power Co., Inc.(a)	1,487,199	126,783,715
Avangrid, Inc.	532,259	23,674,880
Duke Energy Corp.	593,011	50,779,532
Edison International	1,301,492	75,629,700
Emera, Inc. (Canada)	1,263,833	50,246,736
Enel SpA (Italy)	11,780,717	90,634,817
Entergy Corp.	1,241,031	126,361,776
Eversource Energy	437,341	36,605,442
Exelon Corp.	799,801	30,640,376
FirstEnergy Corp.	3,702,369	156,462,114
Iberdrola SA (Spain)	4,516,134	48,594,755
NextEra Energy, Inc.	1,030,048	263,239,067
Orsted A/S (Denmark), 144A	976,778	114,824,807
PPL Corp.	988,709	27,624,529
Xcel Energy, Inc.(a)	861,984	56,054,820

		1,360,814,088

Gas Utilities 1.6%
Atmos Energy Corp.(a)	493,257	50,696,954

Independent Power Producers & Energy Traders 1.2%
AES Corp. (The)	2,948,944	36,832,311

Integrated Telecommunication Services 4.2%
Cellnex Telecom SA (Spain), 144A(a)	2,327,655	131,774,043

Multi-Utilities 28.6%
Ameren Corp.	1,898,562	141,879,538
CenterPoint Energy, Inc.(a)	3,352,222	59,602,507
CMS Energy Corp.	2,379,777	139,407,337
Dominion Energy, Inc.(a)	1,960,849	166,691,774
DTE Energy Co.(a)	474,543	51,046,591
NiSource, Inc.(a)	1,904,992	45,395,959
Public Service Enterprise Group, Inc.	1,169,964	59,714,963
RWE AG (Germany)*	4,845,880	161,051,451
Sempra Energy(a)	657,085	82,996,406

		907,786,526

Oil & Gas Storage & Transportation 5.5%
Cheniere Energy, Inc.*	1,435,861	63,680,435

See Notes to Financial Statements.

PGIM Jennison Utility Fund	9

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Oil & Gas Storage & Transportation (cont’d.)
Enbridge, Inc. (Canada)	509,788	$16,580,097
TC Energy Corp. (Canada)	351,390	15,835,966
Williams Cos., Inc. (The)(a)	3,770,697	77,035,340

		173,131,838

Renewable Electricity 2.9%
NextEra Energy Partners LP	1,808,126	92,413,320

Specialized REITs 6.9%
American Tower Corp.	241,240	62,280,931
Equinix, Inc.	132,571	92,485,507
SBA Communications Corp.	199,063	62,531,660

		217,298,098

Water Utilities 4.7%
American Water Works Co., Inc.	542,451	68,891,277
Essential Utilities, Inc.(a)	1,866,253	81,667,231

		150,558,508

TOTAL LONG-TERM INVESTMENTS (cost $2,020,078,186)		3,121,305,686

SHORT-TERM INVESTMENTS 8.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	30,902,690	30,902,690
PGIM Institutional Money Market Fund (cost $246,193,150; includes $246,098,887 of cash collateral for securities on loan)(b)(w)	246,199,372	246,223,992

TOTAL SHORT-TERM INVESTMENTS (cost $277,095,840)		277,126,682

TOTAL INVESTMENTS 107.2% (cost $2,297,174,026)		3,398,432,368
Liabilities in excess of other assets (7.2)%		(229,482,304)

NET ASSETS 100.0%		$3,168,950,064

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $241,675,586; cash collateral of $246,098,887 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Electric Utilities	$1,106,759,709	$254,054,379	$—
Gas Utilities	50,696,954	—	—
Independent Power Producers & Energy Traders	36,832,311	—	—
Integrated Telecommunication Services	—	131,774,043	—
Multi-Utilities	746,735,075	161,051,451	—
Oil & Gas Storage & Transportation	173,131,838	—	—
Renewable Electricity	92,413,320	—	—
Specialized REITs	217,298,098	—	—
Water Utilities	150,558,508	—	—
Affiliated Mutual Funds	277,126,682	—	—

Total	$2,851,552,495	$546,879,873	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2020 were as follows:

See Notes to Financial Statements.

PGIM Jennison Utility Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2020

Sector Classification (continued):

Electric Utilities	42.9%
Multi-Utilities	28.6
Affiliated Mutual Funds (7.8% represents investments purchased with collateral from securities on loan)	8.7
Specialized REITs	6.9
Oil & Gas Storage & Transportation	5.5
Water Utilities	4.7
Integrated Telecommunication Services	4.2
Renewable Electricity	2.9%
Gas Utilities	1.6
Independent Power Producers & Energy Traders	1.2

107.2
Liabilities in excess of other assets	(7.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$241,675,586	$(241,675,586)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of May 31, 2020

Assets
Investments at value, including securities on loan of $241,675,586:
Unaffiliated investments (cost $2,020,078,186)	$3,121,305,686
Affiliated investments (cost $277,095,840)	277,126,682
Receivable for investments sold	19,236,377
Dividends receivable	7,070,524
Receivable for Fund shares sold	1,500,069
Tax reclaim receivable	726,683
Prepaid expenses and other assets	54,259

Total Assets	3,427,020,280

Liabilities
Payable to broker for collateral for securities on loan	246,098,887
Payable for investments purchased	5,538,311
Payable for Fund shares reacquired	4,068,132
Management fee payable	1,083,117
Distribution fee payable	741,033
Accrued expenses and other liabilities	294,065
Affiliated transfer agent fee payable	243,898
Directors’ fees payable	2,773

Total Liabilities	258,070,216

Net Assets	$3,168,950,064

Net assets were comprised of:
Common stock, at par	$2,168,846
Paid-in capital in excess of par	2,079,979,739
Total distributable earnings (loss)	1,086,801,479

Net assets, May 31, 2020	$3,168,950,064

See Notes to Financial Statements.

PGIM Jennison Utility Fund	13

Statement of Assets and Liabilities (unaudited)

as of May 31, 2020

Class A
Net asset value and redemption price per share, ($2,715,238,060 ÷ 185,868,182 shares of common stock issued and outstanding)	$14.61
Maximum sales charge (5.50% of offering price)	0.85

Maximum offering price to public	$15.46

Class B
Net asset value, offering price and redemption price per share, ($11,220,075 ÷ 770,690 shares of common stock issued and outstanding)	$14.56

Class C
Net asset value, offering price and redemption price per share, ($60,615,482 ÷ 4,168,225 shares of common stock issued and outstanding)	$14.54

Class R
Net asset value, offering price and redemption price per share, ($81,124,986 ÷ 5,558,590 shares of common stock issued and outstanding)	$14.59

Class Z
Net asset value, offering price and redemption price per share, ($296,726,956 ÷ 20,243,949 shares of common stock issued and outstanding)	$14.66

Class R6
Net asset value, offering price and redemption price per share, ($4,024,505 ÷ 274,935 shares of common stock issued and outstanding)	$14.64

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended May 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,042,810 foreign withholding tax)	$39,453,885
Affiliated dividend income	294,552
Affiliated income from securities lending, net	96,204

Total income	39,844,641

Expenses
Management fee	6,942,103
Distribution fee(a)	4,937,237
Transfer agent’s fees and expenses (including affiliated expense of $818,097)(a)	1,557,974
Custodian and accounting fees	170,482
Shareholders’ reports	55,817
Registration fees(a)	50,261
Directors’ fees	31,576
Legal fees and expenses	17,946
Audit fee	11,935
Miscellaneous	31,004

Total expenses	13,806,335
Less: Fee waiver and/or expense reimbursement(a)	(26,289)
Distribution fee waiver(a)	(106,892)

Net expenses	13,673,154

Net investment income (loss)	26,171,487

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,925)	(20,978,929)
Foreign currency transactions	15,139

(20,963,790)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $29,235)	(91,495,722)
Foreign currencies	(14,787)

(91,510,509)

Net gain (loss) on investment and foreign currency transactions	(112,474,299)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(86,302,812)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	4,217,481	73,601	325,479	320,676	—	—
Transfer agent’s fees and expenses	1,232,763	40,742	40,874	66,286	177,090	219
Registration fees	10,906	3,744	8,264	7,511	11,726	8,110
Fee waiver and/or expense reimbursement	—	(19,524)	—	—	—	(6,765)
Distribution fee waiver	—	—	—	(106,892)	—	—

See Notes to Financial Statements.

PGIM Jennison Utility Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2020	Year Ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,171,487	$61,888,689
Net realized gain (loss) on investment and foreign currency transactions	(20,963,790)	133,238,317
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(91,510,509)	322,778,262

Net increase (decrease) in net assets resulting from operations	(86,302,812)	517,905,268

Dividends and Distributions
Distributions from distributable earnings
Class A	(137,697,589)	(214,493,109)
Class B	(720,267)	(1,661,341)
Class C	(2,990,364)	(6,684,365)
Class R	(4,082,133)	(6,153,961)
Class Z	(15,289,497)	(19,678,876)
Class R6	(155,352)	(138,567)

	(160,935,202)	(248,810,219)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	121,187,111	222,338,312
Net asset value of shares issued in reinvestment of dividends and distributions	154,714,793	238,908,625
Cost of shares reacquired	(258,407,361)	(401,026,431)

Net increase (decrease) in net assets from Fund share transactions	17,494,543	60,220,506

Total increase (decrease)	(229,743,471)	329,315,555

Net Assets:
Beginning of period	3,398,693,535	3,069,377,980

End of period	$3,168,950,064	$3,398,693,535

See Notes to Financial Statements.

16

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Jennison Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Utility Fund (the “Fund”).

The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Utility Fund	17

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

18

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign

PGIM Jennison Utility Fund	19

Notes to Financial Statements (unaudited) (continued)

currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as

20

collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

PGIM Jennison Utility Fund	21

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to $250 million, 0.50% of the next $500 million, 0.45% of the next $750 million, 0.40% of the next $500 million, 0.35% of the next $2 billion, 0.325% of the next $2 billion and 0.30% of average daily net assets in excess of $6 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.42% for the reporting period ended May 31, 2020.

The Manager has contractually agreed, through March 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.78% of average daily net assets for Class B shares or 0.52% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and

22

expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through March 31, 2021 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

For the reporting period ended May 31, 2020, PIMS received $808,984 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2020, PIMS received $3,863, $2,126 and $2,870 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Jennison Utility Fund	23

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended May 31, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2020, were $520,421,953 and $660,718,419, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended May 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$13,853,333	$419,190,266	$402,140,909	$—	$—	$30,902,690	30,902,690	$294,552

24

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$31,046,580	$460,813,155	$245,669,903	$29,235	$4,925	$246,223,992	246,199,372	$96,204	**

$44,899,913	$880,003,421	$647,810,812	$29,235	$4,925	$277,126,682		$390,756

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2020 were as follows:

Tax Basis	$2,297,201,124

Gross Unrealized Appreciation	1,144,247,369
Gross Unrealized Depreciation	(43,016,125)

Net Unrealized Appreciation	$1,101,231,244

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a

PGIM Jennison Utility Fund	25

Notes to Financial Statements (unaudited) (continued)

monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 2 billion shares of common stock, $0.01 par value per share, 1.085 billion of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	500,000,000
Class B	10,000,000
Class C	75,000,000
Class R	75,000,000
Class Z	100,000,000
Class T	250,000,000
Class R6	75,000,000

The Fund currently does not have any Class T shares outstanding.

As of May 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	95,182	0.1%
Class R	505,298	9.1%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	2	25.6%

26

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2020:
Shares sold	2,722,981	$41,275,576
Shares issued in reinvestment of dividends and distributions	8,899,340	132,620,420
Shares reacquired	(10,802,760)	(159,812,340)

Net increase (decrease) in shares outstanding before conversion	819,561	14,083,656
Shares issued upon conversion from other share class(es)	514,154	7,671,065
Shares reacquired upon conversion into other share class(es)	(438,050)	(6,554,809)

Net increase (decrease) in shares outstanding	895,665	$15,199,912

Year ended November 30, 2019:
Shares sold	5,058,675	$75,074,219
Shares issued in reinvestment of dividends and distributions	15,766,347	206,425,384
Shares reacquired	(18,981,786)	(279,090,158)

Net increase (decrease) in shares outstanding before conversion	1,843,236	2,409,445
Shares issued upon conversion from other share class(es)	3,141,384	46,369,076
Shares reacquired upon conversion into other share class(es)	(1,073,001)	(16,041,635)

Net increase (decrease) in shares outstanding	3,911,619	$32,736,886

Class B
Six months ended May 31, 2020:
Shares sold	8,888	$139,496
Shares issued in reinvestment of dividends and distributions	43,590	661,016
Shares reacquired	(79,624)	(1,162,666)

Net increase (decrease) in shares outstanding before conversion	(27,146)	(362,154)
Shares reacquired upon conversion into other share class(es)	(331,467)	(4,892,852)

Net increase (decrease) in shares outstanding	(358,613)	$(5,255,006)

Year ended November 30, 2019:
Shares sold	41,991	$589,304
Shares issued in reinvestment of dividends and distributions	120,050	1,543,694
Shares reacquired	(211,221)	(3,106,284)

Net increase (decrease) in shares outstanding before conversion	(49,180)	(973,286)
Shares reacquired upon conversion into other share class(es)	(548,979)	(8,146,672)

Net increase (decrease) in shares outstanding	(598,159)	$(9,119,958)

Class C
Six months ended May 31, 2020:
Shares sold	347,171	$5,270,921
Shares issued in reinvestment of dividends and distributions	187,080	2,813,504
Shares reacquired	(532,571)	(7,548,973)

Net increase (decrease) in shares outstanding before conversion	1,680	535,452
Shares reacquired upon conversion into other share class(es)	(169,676)	(2,536,442)

Net increase (decrease) in shares outstanding	(167,996)	$(2,000,990)

Year ended November 30, 2019:
Shares sold	764,717	$11,206,699
Shares issued in reinvestment of dividends and distributions	495,611	6,365,949
Shares reacquired	(765,603)	(11,072,559)

Net increase (decrease) in shares outstanding before conversion	494,725	6,500,089
Shares reacquired upon conversion into other share class(es)	(2,629,410)	(38,580,784)

Net increase (decrease) in shares outstanding	(2,134,685)	$(32,080,695)

PGIM Jennison Utility Fund	27

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended May 31, 2020:
Shares sold	534,742	$8,135,906
Shares issued in reinvestment of dividends and distributions	272,840	4,082,133
Shares reacquired	(912,659)	(13,063,756)

Net increase (decrease) in shares outstanding	(105,077)	$(845,717)

Year ended November 30, 2019:
Shares sold	1,066,918	$15,925,319
Shares issued in reinvestment of dividends and distributions	471,652	6,153,962
Shares reacquired	(1,185,638)	(17,343,627)
Net increase (decrease) in shares outstanding before conversion	352,932	4,735,654
Shares reacquired upon conversion into other share class(es)	(526)	(7,746)

Net increase (decrease) in shares outstanding	352,406	$4,727,908

Class Z
Six months ended May 31, 2020:
Shares sold	4,407,234	$64,232,612
Shares issued in reinvestment of dividends and distributions	969,116	14,382,368
Shares reacquired	(5,431,470)	(75,736,380)

Net increase (decrease) in shares outstanding before conversion	(55,120)	2,878,600
Shares issued upon conversion from other share class(es)	463,819	6,974,871
Shares reacquired upon conversion into other share class(es)	(55,451)	(851,301)

Net increase (decrease) in shares outstanding	353,248	$9,002,170

Year ended November 30, 2019:
Shares sold	7,896,347	$117,454,371
Shares issued in reinvestment of dividends and distributions	1,384,258	18,281,069
Shares reacquired	(6,024,838)	(89,408,486)

Net increase (decrease) in shares outstanding before conversion	3,255,767	46,326,954
Shares issued upon conversion from other share class(es)	1,178,409	17,614,545
Shares reacquired upon conversion into other share class(es)	(84,938)	(1,243,932)

Net increase (decrease) in shares outstanding	4,349,238	$62,697,567

Class R6
Six months ended May 31, 2020:
Shares sold	136,963	$2,132,600
Shares issued in reinvestment of dividends and distributions	10,681	155,352
Shares reacquired	(74,440)	(1,083,246)

Net increase (decrease) in shares outstanding before conversion	73,204	1,204,706
Shares issued upon conversion from other share class(es)	13,740	189,468

Net increase (decrease) in shares outstanding	86,944	$1,394,174

Year ended November 30, 2019:
Shares sold	148,780	$2,088,400
Shares issued in reinvestment of dividends and distributions	10,314	138,567
Shares reacquired	(68,662)	(1,005,317)

Net increase (decrease) in shares outstanding before conversion	90,432	1,221,650
Shares issued upon conversion from other share class(es)	2,371	37,148

Net increase (decrease) in shares outstanding	92,803	$1,258,798

28

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2020. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $1,579,000, borrowed at a weighted average interest rate of 3.00%. The maximum loan outstanding amount during the period was $1,857,000. At May 31, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

PGIM Jennison Utility Fund	29

Notes to Financial Statements (unaudited) (continued)

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a

30

loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes.

Utility Sector Risk: The Fund is subject to risks of the utility industry, such as inflation and regulatory changes, due to its concentration in utility securities. When interest rates go up, the value of securities issued by utility companies historically has gone down. Although the average dividend yield of utility industry stocks has been higher than those of other companies, the total return of utility securities has historically underperformed those of industrial companies. In most countries and localities, the utility industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utility companies. In addition, utility companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. As a sector fund, the Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund

PGIM Jennison Utility Fund	31

Notes to Financial Statements (unaudited) (continued)

can deviate from the performance indexes.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.72	$14.60	$15.06	$13.18	$13.37	$17.17
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.28	0.29	0.24	0.20	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.48)	2.02	(0.12)	2.62	1.11	(2.29)
Total from investment operations	(0.36)	2.30	0.17	2.86	1.31	(2.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.29)	(0.30)	(0.23)	(0.27)	(0.22)
Distributions from net realized gains	(0.62)	(0.89)	(0.33)	(0.75)	(1.23)	(1.53)
Total dividends and distributions	(0.75)	(1.18)	(0.63)	(0.98)	(1.50)	(1.75)
Net asset value, end of period	$14.61	$15.72	$14.60	$15.06	$13.18	$13.37
Total Return(b):	(2.37)%	17.53%	1.42%	22.87%	11.08%	(13.06)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,715	$2,908	$2,644	$2,912	$2,629	$2,634
Average net assets (in millions)	$2,812	$2,787	$2,626	$2,791	$2,744	$3,101
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.83% (e)	0.84%	0.83%	0.83%	0.85%	0.84%
Expenses before waivers and/or expense reimbursement	0.83% (e)	0.84%	0.83%	0.83%	0.85%	0.84%
Net investment income (loss)	1.59% (e)	1.92%	2.10%	1.74%	1.48%	1.63%
Portfolio turnover rate(f)	16%	31%	39%	24%	47%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	33

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended May 31, 2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.65	$14.54	$15.01	$13.14	$13.33	$17.12
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.15	0.17	0.15	0.10	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.48)	2.01	(0.13)	2.60	1.11	(2.28)
Total from investment operations	(0.42)	2.16	0.04	2.75	1.21	(2.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)	(0.16)	(0.18)	(0.13)	(0.17)	(0.12)
Distributions from net realized gains	(0.62)	(0.89)	(0.33)	(0.75)	(1.23)	(1.53)
Total dividends and distributions	(0.67)	(1.05)	(0.51)	(0.88)	(1.40)	(1.65)
Net asset value, end of period	$14.56	$15.65	$14.54	$15.01	$13.14	$13.33
Total Return(b):	(2.81)%	16.43%	0.44%	22.02%	10.33%	(13.67)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11	$18	$25	$36	$39	$49
Average net assets (in millions)	$15	$21	$28	$37	$45	$67
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.78% (e)	1.78%	1.78%	1.53%	1.55%	1.54%
Expenses before waivers and/or expense reimbursement	2.05% (e)	1.99%	1.82%	1.53%	1.55%	1.54%
Net investment income (loss)	0.77% (e)	1.01%	1.20%	1.06%	0.78%	0.94%
Portfolio turnover rate(f)	16%	31%	39%	24%	47%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended May 31, 2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.63	$14.53	$14.99	$13.12	$13.32	$17.11
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.17	0.19	0.15	0.10	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.46)	2.00	(0.12)	2.60	1.10	(2.28)
Total from investment operations	(0.40)	2.17	0.07	2.75	1.20	(2.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)	(0.18)	(0.20)	(0.13)	(0.17)	(0.12)
Distributions from net realized gains	(0.62)	(0.89)	(0.33)	(0.75)	(1.23)	(1.53)
Total dividends and distributions	(0.69)	(1.07)	(0.53)	(0.88)	(1.40)	(1.65)
Net asset value, end of period	$14.54	$15.63	$14.53	$14.99	$13.12	$13.32
Total Return(b):	(2.69)%	16.59%	0.67%	22.06%	10.25%	(13.67)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$61	$68	$94	$115	$120	$130
Average net assets (in millions)	$65	$77	$98	$118	$130	$151
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.59% (e)	1.59%	1.57%	1.53%	1.55%	1.54%
Expenses before waivers and/or expense reimbursement	1.59% (e)	1.59%	1.57%	1.53%	1.55%	1.54%
Net investment income (loss)	0.85% (e)	1.15%	1.37%	1.06%	0.78%	0.94%
Portfolio turnover rate(f)	16%	31%	39%	24%	47%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31, 2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.70	$14.59	$15.05	$13.17	$13.36	$17.16
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.24	0.25	0.21	0.17	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.48)	2.01	(0.12)	2.62	1.11	(2.29)
Total from investment operations	(0.38)	2.25	0.13	2.83	1.28	(2.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)	(0.25)	(0.26)	(0.20)	(0.24)	(0.19)
Distributions from net realized gains	(0.62)	(0.89)	(0.33)	(0.75)	(1.23)	(1.53)
Total dividends and distributions	(0.73)	(1.14)	(0.59)	(0.95)	(1.47)	(1.72)
Net asset value, end of period	$14.59	$15.70	$14.59	$15.05	$13.17	$13.36
Total Return(b):	(2.54)%	17.23%	1.15%	22.64%	10.86%	(13.25)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$81	$89	$77	$89	$70	$58
Average net assets (in millions)	$86	$83	$79	$81	$67	$59
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.11% (e)	1.11%	1.11%	1.03%	1.05%	1.04%
Expenses before waivers and/or expense reimbursement	1.36% (e)	1.36%	1.36%	1.28%	1.30%	1.29%
Net investment income (loss)	1.32% (e)	1.64%	1.82%	1.53%	1.28%	1.44%
Portfolio turnover rate(f)	16%	31%	39%	24%	47%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended May 31, 2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.74	$14.62	$15.08	$13.19	$13.39	$17.19
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.32	0.33	0.28	0.24	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.45)	2.02	(0.12)	2.63	1.10	(2.29)
Total from investment operations	(0.31)	2.34	0.21	2.91	1.34	(2.00)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.33)	(0.34)	(0.27)	(0.31)	(0.27)
Distributions from net realized gains	(0.62)	(0.89)	(0.33)	(0.75)	(1.23)	(1.53)
Total dividends and distributions	(0.77)	(1.22)	(0.67)	(1.02)	(1.54)	(1.80)
Net asset value, end of period	$14.66	$15.74	$14.62	$15.08	$13.19	$13.39
Total Return(b):	(2.01)%	17.83%	1.70%	23.29%	11.32%	(12.77)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$297	$313	$227	$259	$210	$197
Average net assets (in millions)	$307	$271	$229	$237	$208	$223
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.56% (e)	0.56%	0.56%	0.53%	0.55%	0.54%
Expenses before waivers and/or expense reimbursement	0.56% (e)	0.56%	0.56%	0.53%	0.55%	0.54%
Net investment income (loss)	1.85% (e)	2.18%	2.37%	2.03%	1.79%	1.93%
Portfolio turnover rate(f)	16%	31%	39%	24%	47%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	37

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31, 2020	Year Ended November 30, 2019	January 26, 2018(a) through November 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.75	$14.62	$13.96
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.33	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.48)	2.03	0.73
Total from investment operations	(0.34)	2.36	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.34)	(0.28)
Distributions from net realized gains	(0.62)	(0.89)	-
Total dividends and distributions	(0.77)	(1.23)	(0.28)
Net asset value, end of period	$14.64	$15.75	$14.62
Total Return(c):	(2.19)%	17.94%	6.87%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4	$3	$1
Average net assets (in millions)	$4	$3	$1
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.52% (e)	0.52%	0.52%	(e)
Expenses before waivers and/or expense reimbursement	0.86% (e)	1.38%	4.18%	(e)
Net investment income (loss)	1.88% (e)	2.24%	1.74%	(e)
Portfolio turnover rate(f)	16%	31%	39%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Utility Fund	39

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, New York 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Utility Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON UTILITY FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX	PRUQX
CUSIP	74441P858	74441P841	74441P833	74441P825	74441P817	74441P726

MF105E2

Item 2 – Code	of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit	Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal	Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit	Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this               Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not               applicable.

Item 8 – Portfolio	Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –               Not applicable.

Item 10 – Submission	of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls	and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment                 Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        Prudential Sector Funds, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 20, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	July 20, 2020